Vanguard California Tax-Exempt Bond ETF N-1A Cover	Nov. 30, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	VANGUARD CALIFORNIA TAX-FREE FUNDS
Entity Central Index Key	0000783401
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Prospectus Date	Mar. 27, 2026